Deferred income tax - Composition of the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Deferred income tax [Line Items]
Current	$ (103,116)	$ (69,306)	$ (15,633)
Deferred	(53,048)	26,312	15,592
Total income tax	(156,164)	(42,994)	(41)
Income Tax Expense [Member]
Disclosure of Deferred income tax [Line Items]
Current	(88,485)	(63,782)	(12,091)
Deferred	(53,203)	26,193	15,449
Total income tax	(141,688)	(37,589)	3,358
Mining Royalties and Special Mining Tax [Member]
Disclosure of Deferred income tax [Line Items]
Current	(14,631)	(5,524)	(3,542)
Deferred	155	119	143
Total income tax	$ (14,476)	$ (5,405)	$ (3,399)